Investment Portfolioas of November 30, 2024 (Unaudited)
DWS Multi-Asset Conservative Allocation Fund
	Shares	Value ($)

Equity — Equity Funds 9.4%
DWS Emerging Markets Equity Fund "Institutional" (a)	104,936	1,946,557
DWS RREEF Global Infrastructure Fund "Institutional" (a)	35,936	623,124
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	210,489	1,591,298
DWS RREEF Real Estate Securities Fund "Institutional" (a)	31,012	740,871
DWS Small Cap Core Fund "S" (a)	18,071	991,217
Total Equity — Equity Funds (Cost $4,719,382)		5,893,067

Equity — Exchange-Traded Funds 32.9%
iShares Core MSCI Europe ETF	45,643	2,570,157
iShares MSCI Japan ETF	17,677	1,231,910
iShares MSCI Pacific ex Japan ETF	9,818	467,435
Vanguard S&P 500 ETF	3,402	1,882,837
Xtrackers RREEF Global Natural Resources ETF (b)	4,720	123,051
Xtrackers S&P 500 ESG ETF (b)	260,377	14,333,754
Total Equity — Exchange-Traded Funds (Cost $19,271,512)		20,609,144

Fixed Income — Bond Funds 6.9%
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	76,229	430,692
DWS High Income Fund "Institutional" (a)	881,320	3,921,877
Total Fixed Income — Bond Funds (Cost $4,085,908)		4,352,569

Fixed Income — Exchange-Traded Funds 49.2%
iShares GNMA Bond ETF	157,249	6,906,376
iShares iBoxx $ Investment Grade Corporate Bond ETF	26,436	2,922,500
iShares JP Morgan USD Emerging Markets Bond ETF	41,667	3,839,614
iShares U.S. Treasury Bond ETF	224,477	5,150,625
Vanguard Intermediate-Term Corporate Bond ETF	73,510	6,040,317
Vanguard Total International Bond ETF	117,663	5,947,864
Total Fixed Income — Exchange-Traded Funds (Cost $30,679,744)		30,807,296

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.5%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.342% (c), 3/20/2025 (d) (Cost $278,589)	282,300	278,626

	Shares	Value ($)

Fixed Income — Money Market Funds 1.2%
DWS Central Cash Management Government Fund, 4.67% (a) (e) (Cost $735,459)	735,459	735,459

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $59,770,594)	100.1	62,676,161
Other Assets and Liabilities, Net	(0.1)	(36,565)
Net Assets	100.0	62,639,596

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended November 30, 2024 are as follows:
Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024
Equity — Equity Funds 9.4%
DWS Core Equity Fund "Institutional" (a)
5,823,201	9,440	5,878,794	3,749,706	(3,703,553)	9,440	—	—	—
DWS Emerging Markets Equity Fund "Institutional" (a)
2,129,792	—	178,000	(803)	(4,432)	—	—	104,936	1,946,557
DWS ESG Core Equity Fund "Institutional" (a)
8,729,140	—	8,907,732	3,088,599	(2,910,007)	—	—	—	—
DWS RREEF Global Infrastructure Fund "Institutional" (a)
1,089,901	2,347	529,100	65,010	(5,034)	2,347	—	35,936	623,124
DWS RREEF Global Real Estate Securities Fund (a)
979,646	597,300	—	—	14,352	—	—	210,489	1,591,298
DWS RREEF Real Estate Securities Fund "Institutional" (a)
713,644	3,773	—	—	23,454	3,773	—	31,012	740,871
DWS Small Cap Core Fund "S" (a)
899,053	—	—	—	92,164	—	—	18,071	991,217
Equity —Exchange-Traded Funds 23.1%
Xtrackers RREEF Global Natural Resources ETF (b)
—	304,876	171,809	(5,438)	(4,578)	—	—	4,720	123,051
Xtrackers S&P 500 ESG ETF (b)
—	13,804,538	—	—	529,216	—	—	260,377	14,333,754
Fixed Income — Bond Funds 6.9%
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
884,342	5,325	464,000	(44,831)	49,856	5,325	—	76,229	430,692
DWS High Income Fund "Institutional" (a)
3,851,757	61,395	—	—	8,725	61,395	—	881,320	3,921,877
Fixed Income — Money Market Funds 1.2%
DWS Central Cash Management Government Fund, 4.67% (a) (e)
2,701,449	3,206,621	5,172,611	—	—	15,298	—	735,459	735,459
27,801,925	17,995,615	21,302,046	6,852,243	(5,909,837)	97,578	—	2,358,549	25,437,900

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Affiliated fund managed by DBX Advisors LLC.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At November 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	The rate shown is the annualized seven-day yield at period end.

MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's

At November 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Ultra Note	USD	3/20/2025	3	341,868	344,391	2,523
2 Year U.S. Treasury Note	USD	3/31/2025	27	5,559,809	5,564,953	5,144
3 Year U.S. Treasury Note	USD	3/31/2025	14	2,930,957	2,939,891	8,934
S&P 500 E-Mini Index	USD	12/20/2024	8	2,344,163	2,420,600	76,437
U.S. Treasury Ultra Bond	USD	3/20/2025	1	125,409	127,188	1,779
Total unrealized appreciation						94,817
At November 30, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	3/20/2025	5	553,034	555,938	(2,904)
5 Year U.S. Treasury Note	USD	3/31/2025	8	857,356	860,813	(3,457)
U.S. Treasury Long Bond	USD	3/20/2025	1	118,161	119,500	(1,339)
Total unrealized depreciation						(7,700)
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$5,893,067	$—	$—	$5,893,067
Equity — Exchange-Traded Funds	20,609,144	—	—	20,609,144
Fixed Income — Bond Funds	4,352,569	—	—	4,352,569
Fixed Income — Exchange-Traded Funds	30,807,296	—	—	30,807,296
Government & Agency Obligations	—	278,626	—	278,626
Fixed Income — Money Market Funds	735,459	—	—	735,459
Derivatives (a)
Futures Contracts	94,817	—	—	94,817
Total	$62,492,352	$278,626	$—	$62,770,978

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(7,700)	$—	$—	$(7,700)
Total	$(7,700)	$—	$—	$(7,700)

(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMACAT-PH1
R-080548-2 (1/25)